Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 156,074	$ 222,810
Short-term bank deposits	3,126	8,882
Available-for-sale marketable securities	13,371	13,370
Trade and unbilled receivables, net	1,406,563	1,232,591
Other receivables and prepaid expenses	128,946	102,979
Inventories, net of customer advances	902,954	840,266
Total current assets	2,611,034	2,420,898
LONG-TERM INVESTMENTS AND RECEIVABLES:
Investments in affiliated companies, partnerships and other companies	172,338	180,962
Long-term trade and unbilled receivables	295,396	189,688
Long-term bank deposits and other receivables	38,082	15,917
Deferred income taxes, net	51,358	79,639
Severance pay fund	298,590	264,253
Total long-term investments and receivables	855,764	730,459
PROPERTY, PLANT AND EQUIPMENT, NET	495,716	474,109
GOODWILL	646,715	616,997
OTHER INTANGIBLE ASSETS, NET	105,688	109,401
Total assets	4,714,917	4,351,864
CURRENT LIABILITIES:
Short-term bank credit and loans	133,750	5,027
Current maturities of long-term loans and Series A Notes	67,556	228,956
Trade payables	633,689	514,106
Other payables and accrued expenses	835,394	828,716
Customer advances in excess of costs incurred on contracts in progress	418,560	347,393
Total current liabilities	2,088,949	1,924,198
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	119,514	475
Series A Notes, net of current maturities	124,865	171,066
Employee benefit liabilities	413,117	376,115
Deferred income taxes and tax liabilities, net	68,159	60,098
Customer advances in excess of costs incurred on contracts in progress	133,649	174,529
Other long-term liabilities	48,692	78,142
Total long-term Liabilities	907,996	860,425
Share Capital:
Ordinary shares of 1 New Israeli Shekels (“NIS”) par value each; Authorized – 80,000,000 shares as of December 31, 2017 and 2016; Issued 44,159,951 and 44,154,737 shares as of December 31, 2017 and 2016, respectively; Outstanding 42,751,030 and 42,745,816 shares as of December 31, 2017 and 2016, respectively	12,347	12,345
Additional paid-in capital	262,122	261,992
Treasury shares – 1,408,921 as of December 31, 2017 and 2016	(40,428)	(40,428)
Accumulated other comprehensive loss	(87,652)	(72,181)
Retained earnings	1,561,921	1,398,112
Total Elbit Systems Ltd. equity	1,708,310	1,559,840
Non-controlling interests	9,662	7,401
Total equity	1,717,972	1,567,241
Total liabilities and equity	$ 4,714,917	$ 4,351,864